Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 11, 2022	Apr. 11, 2022	Mar. 24, 2022	Mar. 12, 2021	Feb. 24, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 18, 2022	Aug. 15, 2022	Jul. 14, 2022	Jun. 30, 2022	Jun. 09, 2022	Dec. 17, 2020
Related Party Transaction [Line Items]
Stock issued during the period value for services						$ 25,000
Share price							$ 10		$ 10		$ 10
Due to related parties, current						30,000	$ 1,225,000		$ 1,225,000			$ 30,000
Proceeds From Related Party Debt						30,000			1,475,000	$ 115,824	$ 115,824
Repayments of Related Party Debt						$ 0			250,000	145,824	145,824
Common Stock, Value, Outstanding							$ 1,225,000		$ 1,225,000				$ 400,000	$ 200,000	$ 100,000	$ 500,000	$ 25,000
Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price							$ 1.5		$ 1.5
Series of Individually Immaterial Business Acquisitions [Member]
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred									$ 1,500,000
Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services									$ 25,000		$ 25,000
Stock issued during the period shares issued for shares												25,000
Common stock shares outstanding						8,625,000	8,250,000		8,250,000		8,250,000	8,625,000
Common Stock, Shares, Issued						8,625,000	8,250,000		8,250,000		8,250,000	8,625,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Expenses from Transactions with Related Party							$ 90,000	$ 90,000	$ 270,000	201,290	$ 291,290
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Proceeds From Related Party Debt			$ 250,000
Subsequent Event [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity Of Related Party Promissory Note	$ 1,500,000	$ 1,500,000
Debt Instrument, Maturity Date		Mar. 12, 2023
Maximum Loans Convertible Into Warrants	$ 1,500,000	$ 1,500,000
Class Of Warrant Or Right Price Of Warrants Or Rights	$ 1.5	$ 1.5
Sponsor [Member]
Related Party Transaction [Line Items]
Lock in period of shareholding									1 year		1 year
Share transfer restriction, threshold consecutive trading days									20 days		20 days
Share transfer restriction, threshold trading days									30 days		30 days
Number of days for a particular event to get over for determning trading period									150 days		150 days
Debt instrument outstanding											$ 250,000
Stock issued during period, value, acquisitions	$ 1,500,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services												$ 25,000
Stock issued during the period shares issued for shares					1,437,500							7,187,500
Common stock shares outstanding						8,625,000						8,625,000
Temporary equity shares outstanding					1,125,000
Sponsor forfeiture of shares				375,000
Number of shares no longer subject to forfeiture				750,000
Common Stock, Shares, Issued											8,250,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured promissory note, Face amount																		$ 300,000
Due to related parties, current											$ 30,000
Proceeds From Related Party Debt											145,824
Repayments of Related Party Debt											$ 145,824
Sponsor [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share price							$ 12		$ 12		$ 12
Affiliate of Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Payment of transaction									$ 30,000		$ 30,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Due to related parties, current							$ 180,000	$ 0	$ 180,000	$ 0